DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2018
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Schedule of Notional and Fair Value Amounts of Outstanding Derivative Instruments
	Notional amount		Fair value (Level 2 within the fair value hierarchy)
	December 31,		December 31,
	2018	2017	2018	2017
Option contracts to hedge payroll
expenses ILS	$73,950	$4,000	$(2,566)	$46
expenses INR	40,391	17,800	807	232
Option contracts to hedge facility expenses ILS	5,200	-	(137)	-
expenses INR	3,874	1,846	80	19
Forward contracts to hedge payroll
expenses ILS	53,500	30,000	(1,926)	947
expenses INR	-	400	-	6
expenses PHP	4,452	-	187	-
Forward contracts to hedge facility expenses PHP	628	-	28	-

	$181,995	$54,046	$(3,527)	$1,250

Schedule of Fair Value of Derivative Instruments by Balance Sheet Location
The fair value of the Company's outstanding derivative instruments at December 31, 2018 and 2017 is summarized below:

		Fair value of derivative instruments
		December 31,
	Balance sheet line item	2018	2017
Derivative assets:
Foreign exchange option contracts	Prepaid expenses and other current assets	$888	$297
Foreign exchange forward contracts	Prepaid expenses and other current assets	$214	$953

Derivative liabilities:
Foreign exchange option contracts	Accrued expenses and other liabilities	$(2,703)	$-
Foreign exchange forward contracts	Accrued expenses and other liabilities	$(1,926)	$-

Schedule of Effect of Derivative Instruments in Cash Flow Hedging Relationship on Income and Other Comprehensive Income
The effect of derivative instruments in cash flow hedging relationship on income and other comprehensive income for the years ended December 31, 2018, 2017 and 2016 is summarized below:

	Amount of gain (loss) recognized in other comprehensive income on derivative, net of tax (effective portion)
	Year ended December 31,
	2018	2017	2016
Derivatives in foreign exchange cash flow hedging relationships:
Forward contracts	$(6,059)	$3,317	$(202)
Option contracts	(2,571)	3,504	802

	$(8,630)	$6,821	$600

Derivatives in foreign exchange cash flow hedging relationships:

		Amount of gain (loss) reclassified from other comprehensive income into income (expenses), net of tax (effective portion)
		Year ended December 31,
	Statements of income line item	2018	2017	2016

Option contracts to hedge payroll and facility expenses	Cost of revenues, operating expenses and discontinued operations	$66	$(2,429)	$(132)
Forward contracts to hedge payroll and facility expenses	Cost of revenues and operating expenses	4,715	(3,157)	-

		$4,781	$(5,586)	$(132)